Private Placement - Additional Information (Detail) - Collective Growth Corp [Member] - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Private Placement [Line Items]
Aggregate purchase price (in Dollars)	$ 150,000
Private Placement [Member]
Private Placement [Line Items]
Purchase of private placement warrants		262,500
Price per share (in Dollars per share)		$ 10.00
Sale of warrant		1,875,000
Warrant [Member] | Private Placement [Member]
Private Placement [Line Items]
Price per share (in Dollars per share)		$ 1.00
Sale of warrant		1,875,000
Aggregate purchase price (in Dollars)		$ 4,500,000
Exercise price of warrants (in Dollars per share)		$ 11.50
Warrant [Member] | Private Placement [Member] | Sponsors [Member]
Private Placement [Line Items]
Purchase of private placement warrants		187,500
Underwriters purchase units		75,000